CONTRACTUAL COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
CONTRACTUAL COMMITMENTS AND CONTINGENCIES	CONTRACTUAL COMMITMENTS AND CONTINGENCIES

	US Dollars
Figures in millions	2023	2022	2021

Capital commitments
Acquisition of tangible assets
Contracted for	141	178	146
Not contracted for	392	259	547
Authorised by the directors	533	437	693
Allocated to:
Non-sustaining capital
- within one year	240	155	337
- thereafter	74	39	64
	314	194	401
Sustaining capital
- within one year	205	243	292
- thereafter	14	—	—
	219	243	292

Share of underlying capital commitments of joint ventures included above	—	—	4

Purchase obligations
Contracted for
- within one year	428	436	423
- thereafter	271	575	624
	699	1,011	1,047
Purchase obligations
Purchase obligations represent contractual obligations for the purchase of mining contract services, power, supplies, consumables, inventories, explosives and activated carbon.
In June 2023, AngloGold Ashanti Australia Limited signed a 10-year power purchase agreement with Pacific Energy Pty Ltd for the procurement of 48MW of renewable energy from a hybrid wind and solar plant, aimed at the decarbonisation of the Tropicana mine in Western Australia. The project is due for completion in early 2025. The expected cash flows over the 10 years commencing in 2025 is $192m (not included in the purchase obligations disclosed above).
To service these capital commitments, purchase obligations and other operational requirements, the Group is dependent on existing cash resources, cash generated from operations and borrowings (in the form of bonds and credit facilities). As part of the management of liquidity, funding and interest rate risk, the Group regularly evaluates market conditions and may enter into transactions, from time to time, to repurchase outstanding debt, pursuant to open market purchases, privately negotiated transactions, tender offers or other means.
Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations, and the quantity of foreign exchange available in offshore countries.
In addition, distributions from joint ventures are subject to relevant Board approvals.
The credit facilities and other finance arrangements contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the Group’s covenant performance indicates that existing financing facilities will be available to meet the above commitments. The financing facilities which mature in the near future are disclosed in current liabilities. The
Group believes that sufficient measures are in place to ensure that these facilities can be refinanced.
Litigation claims
On 27 March 2023, Altius Royalty Corporation (Altius) initiated arbitration proceedings in Vancouver, B.C., Canada against
AngloGold Ashanti North America Inc. (AGANA) regarding the geographic scope of a 1.5 percent net smelter returns royalty.
Altius asserts the royalty should be broadly interpreted to cover nearly all claims controlled by AGANA in the Beatty, Nevada mining district, including claims related to the Expanded Silicon project as well as claims acquired in 2022 as part of the Corvus
Gold Inc. and Coeur Sterling, Inc. acquisitions. AGANA intends to vigorously defend against Altius’ claims. The arbitration hearing was held in April 2024. The arbitration panel is expected to render a decision on this matter in due course. In view of the limitation of current information for the accurate estimation of a liability, no reliable estimate can be made for AGANA’s obligation in this matter.
Tax claims
For a discussion on tax claims and tax uncertainties refer to note 9.

Significant accounting judgements and estimates
When a loss is considered probable and can be reliably estimated, a liability is recorded in the amount of the best estimate for the ultimate loss.
The likelihood of a loss with respect to a contingency can be difficult to predict and determining a meaningful estimate of the loss or a range of loss may not always be practicable based on the information available at the time and the potential effect of future events and decisions by third parties that will determine the ultimate resolution of the contingency. It is not uncommon for such matters to be resolved over many years, during which time relevant developments and new information is continuously evaluated to determine both the likelihood of any potential loss and whether it is possible to reasonably estimate a range of possible losses. When a loss is probable but a reasonable estimate cannot be made, disclosure is provided.
In determining the threshold for disclosure on a qualitative and quantitative basis, management considers the potential for a disruptive effect on the normal functioning of the Group and/or whether the contingency could impact investment decisions. Such qualitative matters considered are reputational risks, regulatory compliance issues and reasonable investor considerations.
As a global company, the Group is exposed to numerous legal risks. The outcome of currently pending and future proceedings cannot be predicted with certainty.  Litigation and other judicial proceedings as a rule raise difficult and complex legal issues and are subject to uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case, issues regarding the jurisdiction in which each suit is brought and differences in applicable law. Upon resolution of any pending legal matter, the Group may be forced to incur charges in excess of the presently established provisions and related insurance coverage. It is possible that the financial position, results of operations or cash flows of the Group could be materially affected by the unfavourable outcome of litigation.